LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Schedule of Lease expense
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands)	2021	2020	2021	2020
Amortization of leased assets (1)	$785	$839	$1,527	$1,631
Interest on lease liabilities (2)	634	491	1,197	964
Total	$1,419	$1,330	$2,724	$2,595

Year Ended December 31,
(in thousands)	2020
Amortization of leased assets(1)	$3,250
Interest on lease liabilities(2)	1,866
Total	$5,116

Schedule of Future lease payments
June 30,
(in thousands)	2021
Balance of 2021	$1,187
2022 - 2023	5,137
2024 - 2025	3,844
2026 and beyond	27,502
Total	$37,670

(in thousands)	December 31, 2020
1 - 3 years	$14,138
4 - 5 Years	7,361
Greater than 5 years	17,335
Total	$38,834

Schedule of Lease obligations
(in thousands)
Lease Liability:
December 31, 2020	$38,834
Lease principal payments	(1,164)
June 30, 2021	$37,670

June 30,
2021
Lease obligation, current portion	$2,410
Lease obligation, long-term portion	35,260
Total	$37,670

(in thousands)
Lease Liability
December 31, 2019	$33,805
Additions	120
Lease reassessment	7,310
Lease principal payments	(2,401)
December 31, 2020	$38,834

Lease obligation, current portion	$2,301
Lease obligation, long-term portion	$36,533